Revenue From Contracts With Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Total Revenues	$ 532,789	$ 454,890	$ 456,332	$ 451,899	$ 192,473	$ 137,245	$ 116,314	$ 104,739	$ 1,895,910	$ 550,771	$ 437,963
Graphite Electrodes - Three-to-five-year contracts
Disaggregation of Revenue [Line Items]
Total Revenues									1,341,557
Graphite Electrodes - Short-term contracts
Disaggregation of Revenue [Line Items]
Total Revenues									500,834
By-products
Disaggregation of Revenue [Line Items]
Total Revenues									$ 53,519